Note 12 - Variable Interest Entities and Other Long-Term Investment (Details) (CNY)	0 Months Ended			12 Months Ended
	Jan. 18, 2011	Dec. 31, 2011	Mar. 15, 2010	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity, Primary Beneficiary [Member] | Employee [Member]
Note 12 - Variable Interest Entities and Other Long-Term Investment (Details) [Line Items]
Due from Employees, Noncurrent				1,500,000	1,500,000
Changshengtiandi [Member] | Employee, Zou Hongjun [Member]
Note 12 - Variable Interest Entities and Other Long-Term Investment (Details) [Line Items]
Variable Interests Entity, Consideration Transferred	1,350,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	90.00%
Changshengtiandi [Member] | Employee, Zhang Zuegun [Member]
Note 12 - Variable Interest Entities and Other Long-Term Investment (Details) [Line Items]
Variable Interests Entity, Consideration Transferred	150,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	10.00%
Changshengtiandi [Member]
Note 12 - Variable Interest Entities and Other Long-Term Investment (Details) [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
eFuture Beijing [Member]
Note 12 - Variable Interest Entities and Other Long-Term Investment (Details) [Line Items]
Cost Method Investment, Ownership Percenage			15.00%
Cost Method Investments, Original Cost			240,000
Cost-method Investments, Other than Temporary Impairment		240,000
Weidian [Member]
Note 12 - Variable Interest Entities and Other Long-Term Investment (Details) [Line Items]
Number of Variable Entities				1	1